Finance Income and Finance Expenses - Schedule of Finance Income and Finance Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income
Interest income	€ 1,812	€ 10,056	€ 4,020
Exchange rate gains		7,747	20,694
Total finance income	1,812	17,803	24,714
Finance expenses
Interest expenses	1,918	1,221	127
Exchange rate losses	78,924
Total finance expenses	€ 80,842	€ 1,221	€ 127